Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,195,000.00
Previously Paid Amount	0.00
Total Fee Amount	441.23
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 441.23
Narrative - Max Aggregate Offering Price	$ 3,195,000.00
Final Prospectus	true